Revenue and Geography Information	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
REVENUE AND GEOGRAPHY INFORMATION

NOTE 18 — REVENUE AND GEOGRAPHY INFORMATION

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Feature phone	144,032	111,066	106,279
Smart phone	56,885	154,143	73,819
Face mask	44,747	-	-
Others	1,235	10,299	20,449
Total	246,899	275,508	200,547

The Company’s sales breakdown based on location of customers is as follows:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Mainland China	112,400	70,314	82,481
Hong Kong	30,030	18,949	14,228
India	6,157	1,529	97
Africa	19,536	25,905	39,515
The United States	17,277	28,154	18,158
Mexico	-	12,372	29,085
South America	45,743	118,285	951
Others	15,756	-	16,032
Total	246,899	275,508	200,547

The location of the Company’s long-lived assets is as follows:

	As of March 31,
	2022	2023
	RMB	RMB
PRC	54,543	74,438
India	46	19
Mexico	-	3
Total	54,589	74,460

Pursuant to ASC 280-10-50-41, the other non-current assets of RMB0.5 million and RMBnil, and the intangible assets, net of RMB2.6 million and RMB1.8 million were excluded from long-lived assets as of March 31, 2022 and 2023 respectively.